DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 12,570	$ 14,902
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,842	3,213
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,543	10,095
Interest rate swaps, cross currency interest rate swaps and other | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	720	$ 686
Floating Interest Rate Derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,064
Bank bill swap rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	738
Floating Interest Rate Benchmarked Against CDOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,911
Floating Interest Rate Benchmarked Against SOFR
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 734